PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details) - USD ($)	Oct. 14, 2025	Aug. 05, 2025	Feb. 06, 2024	Dec. 31, 2025	Oct. 28, 2025	Apr. 02, 2024
Number of shares issued in transaction		76,666,659
Bridge Health
Equity interests ownersip acquired				100.00%	100.00%
TJBio Shanghai
Maximum aggregate consideration to be received upon achievement of certain regulatory and sales-based milestone events as well as royalties						$ 80,000,000
I-Mab Hangzhou | Segment Discontinued Operations | I-Mab Shanghai
Percentage of transfer of outstanding equity interest			100.00%
Visara | Series A Preferred Stock | Series A Agreement
Number of shares issued in transaction	35,000,000
Aggregate purchase price	$ 37,000,000